Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment

	December 31,	December 31,
	2017	2016
Machinery equipment	$3,357,637	$3,095,665
Electronic equipment	70,421	65,412
Office equipment	229,978	201,533
Vehicles	79,385	102,024
Buildings	964,504	903,761
Leasehold Improvement	262,648	-
Total property, plant and equipment	4,964,573	4,368,395
Less: accumulated depreciation	(1,444,200)	(1,061,660)
Property, plant and equipment, net	$3,520,373	$3,306,735